Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Segment and corporate information
Revenue from health care services	€ 3,325,459	€ 3,594,663
Revenue from health care products	884,666	893,133
Revenue	4,210,125	4,487,796
Operating income	474,253	555,130
Interest	(76,072)	(104,219)
Income before income taxes	398,181	450,911
Depreciation and amortization	(387,906)	(399,674)
Impairment loss	(296)	(1,013)
Income (loss) from equity method investees	27,756	20,409
Total assets	33,158,539	34,072,427	€ 31,689,036
thereof investments in equity method investees	726,595	717,142	€ 761,113
Additions of property, plant and equipment, intangible assets and right of use assets	360,269	543,281
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,233,136	3,515,572
Revenue from health care products	849,620	870,362
Revenue	4,082,756	4,385,934
Other revenue
Segment and corporate information
Revenue from health care services	92,323	79,091
Revenue from health care products	35,046	22,771
Revenue	127,369	101,862
Segment Total
Segment and corporate information
Revenue	4,198,636	4,475,831
Operating income	570,329	648,131
Depreciation and amortization	(324,730)	(337,275)
Impairment loss	(296)	(1,013)
Income (loss) from equity method investees	27,756	20,409
Total assets	29,364,053	30,233,515
thereof investments in equity method investees	726,595	717,142
Additions of property, plant and equipment, intangible assets and right of use assets	302,644	467,496
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,225,919	3,508,481
Revenue from health care products	845,348	865,488
Revenue	4,071,267	4,373,969
Segment Total | Other revenue
Segment and corporate information
Revenue	127,369	101,862
North America Segment
Segment and corporate information
Revenue	2,898,829	3,186,223
Operating income	398,503	463,411
Depreciation and amortization	(239,783)	(256,629)
Impairment loss	(296)	(999)
Income (loss) from equity method investees	27,391	21,050
Total assets	21,947,496	22,761,436
thereof investments in equity method investees	390,805	425,139
Additions of property, plant and equipment, intangible assets and right of use assets	220,534	359,866
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	2,550,966	2,828,946
Revenue from health care products	251,804	273,331
Revenue	2,802,770	3,102,277
North America Segment | Other revenue
Segment and corporate information
Revenue	96,059	83,946
EMEA Segment
Segment and corporate information
Revenue	669,606	678,746
Operating income	79,890	101,054
Depreciation and amortization	(50,344)	(45,975)
Impairment loss		(14)
Income (loss) from equity method investees	(406)	(1,662)
Total assets	3,840,853	3,824,691
thereof investments in equity method investees	206,985	166,369
Additions of property, plant and equipment, intangible assets and right of use assets	48,576	45,173
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	332,461	341,107
Revenue from health care products	319,011	331,387
Revenue	651,472	672,494
EMEA Segment | Other revenue
Segment and corporate information
Revenue	18,134	6,252
Asia-Pacific Segment
Segment and corporate information
Revenue	471,186	442,894
Operating income	85,296	76,809
Depreciation and amortization	(25,662)	(25,959)
Income (loss) from equity method investees	726	950
Total assets	2,838,318	2,774,610
thereof investments in equity method investees	103,171	100,723
Additions of property, plant and equipment, intangible assets and right of use assets	20,790	45,290
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	227,813	217,840
Revenue from health care products	230,748	214,096
Revenue	458,561	431,936
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	12,625	10,958
Latin America Segment
Segment and corporate information
Revenue	159,015	167,968
Operating income	6,640	6,857
Depreciation and amortization	(8,941)	(8,712)
Income (loss) from equity method investees	45	71
Total assets	737,386	872,778
thereof investments in equity method investees	25,634	24,911
Additions of property, plant and equipment, intangible assets and right of use assets	12,744	17,167
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	114,679	120,588
Revenue from health care products	43,785	46,674
Revenue	158,464	167,262
Latin America Segment | Other revenue
Segment and corporate information
Revenue	551	706
Corporate
Segment and corporate information
Revenue	11,489	11,965
Operating income	(96,076)	(93,001)
Depreciation and amortization	(63,176)	(62,399)
Total assets	3,794,486	3,838,912
Additions of property, plant and equipment, intangible assets and right of use assets	57,625	75,785
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	7,217	7,091
Revenue from health care products	4,272	4,874
Revenue	11,489	11,965
Operating Segments | Segment Total
Segment and corporate information
Revenue	4,209,867	4,484,444
Operating Segments | North America Segment
Segment and corporate information
Revenue	2,910,004	3,193,398
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	669,606	680,059
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	471,242	442,898
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	159,015	168,089
Operating Segments | Corporate
Segment and corporate information
Revenue	258	3,352
Inter-segment | Segment Total
Segment and corporate information
Revenue	(11,231)	(8,613)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(11,175)	(7,175)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue		(1,313)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(56)	(4)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue		(121)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 11,231	€ 8,613